SUPPLEMENT DATED FEBRUARY 21, 2008

TO PROSPECTUS DATED MAY 1, 1998
FOR LIBERTY ADVISOR

ISSUED BY LIBERTY LIFE ASSURANCE COMPANY OF BOSTON
VARIABLE ACCOUNT J

This supplement contains information regarding a change to an investment option that is available under your Contract.

Effective May 1, 2008, the name of the following investment option will be changed to:

Old Name	New Name

Alger American Small Capitalization Portfolio	Alger American SmallCap Growth Portfolio

Please retain this supplement with your prospectus for future reference.

Liberty Advisor (Alger) 2/08